(Re)Insurance contracts and investment contracts with discretionary participation features - Summary of Assets and Liabilities for Groups of Insurance Contracts Issued and Reinsurance Contracts Held by Measurement Model (Detail) - EUR (€)
€ in Millions
	Dec. 31, 2025	Dec. 31, 2024
Disclosure In Tabular Form Of Insurance Contracts And Reinsurance Contracts Assets And Liabilities Based On The Approach [Line Items]
Insurance contract assets	€ 18	€ 125
Insurance contract liabilities	176,067	188,359
Insurance contracts net balance	176,049	188,233
ReInsurance contract assets	17,153	16,021
ReInsurance contract liabilities	195	303
Reinsurance contracts net balance	16,958	15,719
Contracts not measured under the PAA [member]
Disclosure In Tabular Form Of Insurance Contracts And Reinsurance Contracts Assets And Liabilities Based On The Approach [Line Items]
Insurance contract assets	18	125
Insurance contract liabilities	176,024	188,318
Insurance contracts net balance	176,006	188,193
ReInsurance contract assets	17,146	16,015
ReInsurance contract liabilities	195	303
Reinsurance contracts net balance	16,950	15,712
Contracts measured under the PAA [member]
Disclosure In Tabular Form Of Insurance Contracts And Reinsurance Contracts Assets And Liabilities Based On The Approach [Line Items]
Insurance contract assets	0	0
Insurance contract liabilities	44	41
Insurance contracts net balance	44	41
ReInsurance contract assets	8	7
ReInsurance contract liabilities	0	0
Reinsurance contracts net balance	€ 8	€ 7